Accrued Expenses and Other Current Liabilities - Summary of Product Warranty Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantees And Product Warranties [Abstract]
Beginning balance	¥ 4,870	¥ 4,275	¥ 843
Provided during the year	23,093	14,153	12,255
Utilized during the year	(19,532)	(13,558)	(8,823)
Ending balance	¥ 8,431	¥ 4,870	¥ 4,275